Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related party transactions excluding expenses allocated to Partnership as a part of results of Dropdown Predecessor

	Three Months Ended		Six Months Ended
	June 30, 2012 $	June 30, 2011 $	June 30, 2012 $	June 30, 2011 $
Revenues (1)	9,592	8,441	19,183	17,786
Vessel operating expenses (2)	8,029	8,506	17,011	16,079
General and administrative (3) (4) (5)	4,737	4,492	9,793	8,754